Fair Value Measurement (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013
Fair Value Measurements
Current assets	$ 13,077	$ 8,837	$ 14,681
Long-term assets	15,125	25,398	26,591
Current liabilities	988	10,664	10,424
Long-term liabilities	1,010	190	511
Level 2 | Commodity Price Hedges
Fair Value Measurements
Current assets	13,176	8,837
Long-term assets	15,091	25,967
Current liabilities	712	10,188
Long-term liabilities	913
Level 3 | Commodity Price Hedges
Fair Value Measurements
Current assets	(99)
Long-term assets	34	(569)
Current liabilities	276	476
Long-term liabilities	97	190
Fair Value | Commodity Price Hedges
Fair Value Measurements
Current assets	13,077	8,837
Long-term assets	15,125	25,398
Current liabilities	988	10,664
Long-term liabilities	$ 1,010	$ 190